SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total revenue	$ 8,863	$ 9,086	$ 9,474
Adjusted EBITDA	4,215	3,273	3,587
Reportable segments
Disclosure of operating segments [line items]
Total revenue	8,863	9,086	9,474
Adjusted EBITDA	4,215	3,273	3,587
Capital expenditures excluding licenses	1,741	1,415	1,460
Reportable segments | Russia
Disclosure of operating segments [line items]
Total revenue	4,481	4,654	4,729
Adjusted EBITDA	1,957	1,677	1,788
Capital expenditures excluding licenses	976	742	667
Reportable segments | Pakistan
Disclosure of operating segments [line items]
Total revenue	1,321	1,494	1,525
Adjusted EBITDA	669	714	703
Capital expenditures excluding licenses	213	199	240
Reportable segments | Ukraine
Disclosure of operating segments [line items]
Total revenue	870	688	622
Adjusted EBITDA	572	387	347
Capital expenditures excluding licenses	156	115	98
Reportable segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue	486	441	416
Adjusted EBITDA	270	206	180
Capital expenditures excluding licenses	108	66	75
Reportable segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue	258	315	513
Adjusted EBITDA	136	136	261
Capital expenditures excluding licenses	53	39	63
Reportable segments | Algeria
Disclosure of operating segments [line items]
Total revenue	775	813	915
Adjusted EBITDA	354	363	426
Capital expenditures excluding licenses	108	107	132
Reportable segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue	537	521	574
Adjusted EBITDA	222	183	233
Capital expenditures excluding licenses	82	93	101
Reportable segments | Other and eliminations
Disclosure of operating segments [line items]
Total revenue	135	160	180
Adjusted EBITDA	312	(34)	(26)
Capital expenditures excluding licenses	38	43	53
Reportable segments | HQ
Disclosure of operating segments [line items]
Total revenue	0	0	0
Adjusted EBITDA	(277)	(359)	(325)
Capital expenditures excluding licenses	$ 7	$ 11	$ 31